Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization [Abstract]
Schedule Of Fixed Assets

	December 31	December 31
	2011	2012

Land	$379	$379
Building	12,259	13,754
Communications equipment	54,281	57,667
Office furniture and equipment	5,560	6,472
Motor vehicles	802	822
Leasehold improvements	6,133	6,023
	79,414	85,117
Accumulated depreciation and amortization	33,919	42,446

Fixed assets , net	$45,495	$42,671